Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2013
Capital Requirements
Schedule of minimum total risk-based, Tier I risk-based and Tier I leverage ratios to be maintained for bank to be categorized as well capitalized

			Minimum		Well-Capitalized
	Actual		Capital Requirements		Capital Requirements
(in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2013
Total capital (to risk-weighted assets):
Company	$133,638	15.33%	$69,728	8.00%	N.A.	N.A.	%
Bank	122,959	14.29	68,842	8.00	$0	10.00
Tier I capital (to risk-weighted assets):
Company	$99,398	11.40%	$34,864	4.00%	N.A.	N.A.	%
Bank	112,166	13.03	34,421	4.00	$0	6.00
Tier I capital (to adjusted average assets):
Company	$99,398	8.80%	$33,876	3.00%	$ N.A.	N.A.	%
Bank	112,166	10.04	33,517	3.00	0	5.00

(in thousands)
December 31, 2012
Total capital (to risk-weighted assets):
Company	$148,889	16.83%	$70,759	8.00%	N.A.	N.A.	%
Bank	131,126	15.12	69,375	8.00	$86,715	10.00
Tier I capital (to risk-weighted assets):
Company	$120,138	13.58%	$35,380	4.00%	N.A.	N.A.	%
Bank	120,243	13.87	34,686	4.00	$52,029	6.00
Tier I capital (to adjusted average assets):
Company	$120,138	10.37%	$34,762	3.00%	$ N.A.	N.A.	%
Bank	120,243	10.60	34,037	3.00	56,729	5.00